DISPOSAL OF SUBSIDIARIES - Companies Based in Cypriot (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2017 EUR (€) facility MW	Jan. 31, 2017 USD ($) facility MW	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net assets (liabilities) of subsidiary disposed
Current assets			$ 138,402	$ 166,168
Bank balances and cash			46,084	12,518
Trade and other receivables			34,582	30,097
Non-current Assets			442,706	310,078
Current Liabilities			(171,933)	(69,112)
Trade and other payables			(29,043)	(24,037)
Total assets less total liabilities			106,228	133,922
Gain (Loss) on disposal of a subsidiary
Gain on disposal of subsidiaries			(41,056)	(4,118)	$ 4,831
IPP Solar Parks
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment			$ 397,405	$ 271,253	$ 259,423
Companies based in Cypriot
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Number of facilities | facility	20	20
Capacity of facilities (in MW) | MW	23.0	23.0
Cash consideration received	€ 39.7	$ 41,915
Net assets (liabilities) of subsidiary disposed
Current assets		10,590
Bank balances and cash		3,633
Trade and other receivables		6,957
Non-current Assets		32,827
Other noncurrent assets		1,396
Current Liabilities		(1,918)
Trade and other payables		(1,918)
Total assets less total liabilities		41,499
Gain (Loss) on disposal of a subsidiary
Cash consideration received	39.7	41,915
Net assets (liabilities) disposed		(41,499)
Gain on disposal of subsidiaries		416
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent	€ 39.7	41,915
Less: Cash and cash equivalent balances disposed of		(3,633)
Net cash outflow arising on disposal		38,282
Companies based in Cypriot | IPP Solar Parks
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment		$ 31,431